First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 78.6%
	Broadline Retail — 0.0%
24	MercadoLibre, Inc. (b)	$47,644
	Capital Markets — 22.8%
80	Blackrock, Inc.	81,824
32,610	Coinbase Global, Inc., Class A (b)	9,659,082
746,458	Galaxy Digital Holdings Ltd. (CAD) (b)	13,654,362
567	Interactive Brokers Group, Inc., Class A	108,348
4,089	Robinhood Markets, Inc., Class A (b)	153,501
		23,657,117
	Financial Services — 5.5%
677	Block, Inc. (b)	59,948
5,236	Mastercard, Inc., Class A	2,790,474
824	PayPal Holdings, Inc. (b)	71,499
8,903	Visa, Inc., Class A	2,805,157
		5,727,078
	Interactive Media & Services — 6.0%
18,033	Alphabet, Inc., Class C	3,074,446
5,374	Meta Platforms, Inc., Class A	3,086,396
		6,160,842
	IT Services — 3.0%
166,144	Core Scientific, Inc. (b)	2,970,655
783	Shopify, Inc., Class A (b)	90,515
		3,061,170
	Semiconductors & Semiconductor Equipment — 9.0%
22,376	Advanced Micro Devices, Inc. (b)	3,069,427
535	Microchip Technology, Inc.	36,471
22,232	NVIDIA Corp.	3,073,574
318	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	58,722
15,295	Texas Instruments, Inc.	3,074,754
		9,312,948
	Software — 32.3%
84,167	Bitdeer Technologies Group, Class A (b)	1,201,063
94,822	Bitfarms Ltd. (b)	203,867
729,469	Cipher Mining, Inc. (b)	4,887,442
334,723	Cleanspark, Inc. (b)	4,803,275
184,264	Hive Digital Technologies Ltd. (b)	751,797
16,068	Hut 8 Corp. (b)	450,225
380,799	Iris Energy Ltd. (b)	5,144,595
163,177	MARA Holdings, Inc. (b)	4,474,313
Shares	Description	Value

	Software (Continued)
7,300	Microsoft Corp.	$3,091,258
345,855	Riot Platforms, Inc. (b)	4,375,066
518,494	Terawulf, Inc. (b)	4,090,918
		33,473,819
	Total Common Stocks	81,440,618
	(Cost $55,760,586)
EXCHANGE-TRADED PRODUCTS — 21.4%
	Capital Markets — 21.4%
77,725	Bitwise Bitcoin ETF (b)	4,113,984
48,442	Fidelity Wise Origin Bitcoin Fund (b)	4,113,210
42,385	Invesco Galaxy Bitcoin ETF (b)	4,111,769
103,003	iShares Bitcoin Trust ETF (b)	5,686,796
37,438	VanEck Bitcoin ETF (b)	4,109,943
	Total Exchange-Traded Products	22,135,702
	(Cost $18,158,989)
MONEY MARKET FUNDS — 0.3%
311,958	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (c)	311,958
	(Cost $311,958)

	Total Investments — 100.3%	103,888,278
	(Cost $74,231,533)
	Net Other Assets and Liabilities — (0.3)%	(323,513)
	Net Assets — 100.0%	$103,564,765

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
United States	79.9%
Cayman Islands	14.3
Australia	5.0
Canada	1.0
Taiwan	0.1
Total Investments	100.3
Net Other Assets and Liabilities	(0.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows:

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 81,440,618	$ 81,440,618	$ —	$ —
Exchange-Traded Products*	22,135,702	22,135,702	—	—
Money Market Funds	311,958	311,958	—	—
Total Investments	$103,888,278	$103,888,278	$—	$—

*	See Portfolio of Investments for industry breakout.